LOANS AND LEASES - Nonaccrual Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	$ 21,190	$ 11,908	$ 28,793
Financing Receivable, Nonaccrual, No Allowance	44,563	16,715	19,599
Nonaccrual loans	65,753	28,623	48,392
Interest income effect
Gross amount of interest that would have been recorded under original terms	5,694	3,247	5,132
Interest included in income
Nonaccrual loans	1,673	1,134	1,618
Restructured loans	0	424	314
Impaired Financing Receivable, Interest Income, Accrual Method	1,673	1,558	1,932
Net impact on interest income	4,021	1,689	3,200
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	0	0
Restructured loans - nonaccrual status		10,000	16,000
Commercial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	3,329	6,692	11,077
Financing Receivable, Nonaccrual, No Allowance	12,417	1,550	6,285
Nonaccrual loans	15,746	8,242	17,362
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	1,505	0	0
Financing Receivable, Nonaccrual, No Allowance	2,105	178	203
Nonaccrual loans	3,610	178	203
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	0	0	0
Nonaccrual loans	0	0	0
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	16,356	5,216	17,716
Financing Receivable, Nonaccrual, No Allowance	11,628	570	1,796
Nonaccrual loans	27,984	5,786	19,512
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	14,067	10,691	8,305
Nonaccrual loans	14,067	10,691	8,305
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	3,476	3,123	2,922
Nonaccrual loans	3,476	3,123	2,922
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	870	603	88
Nonaccrual loans	$ 870	$ 603	$ 88